Note 4 - Use of Estimates and Judgments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
4.	USE OF ESTIMATES AND JUDGMENTS

The preparation of financial statements in conformity with IFRS requires Management to make judgments, estimates and assumptions that affect the application of accounting practices and the reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on past experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for decision making regarding the judgments about carrying amounts of assets and liabilities that are not
readily evident from other sources. Actual results
may
differ from these estimates.

The estimates and assumptions are reviewed on a regular basis. Changes in accounting estimates may
affect the period in which they are realized, or future periods.

Although each of its significant accounting policies reflects judgments, assessments or estimates, the Company believes that the following accounting practices reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results:

(i) predecessor basis of accounting (Note
3
(c));
(ii) business combinations (Note
3
(c) and (k);
(iii) impairment (Note
3
(v) and (w));
(iv) provisions (Note
3
(u));
(v) share-based payments (Note
3
(s));
(vi) employee benefits (Note
3
(r));
(vii) current and deferred tax (Note
3
(i));
(viii) joint arrangements (Note
3
(c)); e
(ix) measurement of financial instruments, including derivatives (Note
3
(v) and (
x
)).

The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed at least annually and whenever a triggering event occurs, in order to determine whether the carrying value exceeds the recoverable amount.

The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each balance sheet date.

Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expense and liability. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.

The company is subject to income tax in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the Company are involved in tax audits usually in relation to prior years. These audits are ongoing in various jurisdictions at the balance sheet date and, by their nature, these can take considerable time until its conclusion.